SUMMARY OF FAIR VALUE VALUATION TECHNIQUES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected term			2 years
Expected volatility, minimum		182.00%
Expected volatility, maximum		409.00%
Expected volatility			761.00%
Expected dividend yield
Risk-free interest rate, minimum		0.10%
Risk-free interest rate, maximum		0.58%
Risk-free Interest rate			0.33%
Minimum [Member]
Expected term		2 years
Maximum [Member]
Expected term		10 years